Cover	Oct. 01, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 01, 2026
Current Fiscal Year End Date	--09-30
Entity File Number	000-28745
Entity Registrant Name	SideChannel, Inc.
Entity Central Index Key	0001022505
Entity Tax Identification Number	86-0837077
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	146 Main Street
Entity Address, Address Line Two	Suite 405
Entity Address, City or Town	Worcester
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01608
City Area Code	(508)
Local Phone Number	925-0114
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false